Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 330,891	$ 342,774
Total loans, net of allowance for loan losses	849,618	831,043
FINANCIAL LIABILITIES
Deposits	1,189,370	1,229,970
Securitization liabilities at amortized cost	14,756	15,072
Subordinated notes and debentures	11,366	11,290
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	330,891	342,774
Total loans, net of allowance for loan losses	849,618	831,043
Total financial assets not carried at fair value	1,180,509	1,173,817
FINANCIAL LIABILITIES
Deposits	1,189,370	1,229,970
Securitization liabilities at amortized cost	14,756	15,072
Subordinated notes and debentures	11,366	11,290
Total financial liabilities not carried at fair value	1,215,492	1,256,332
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	252,705	256,362
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	78,186	86,412
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	319,674	326,436
Total loans, net of allowance for loan losses	836,280	810,912
Total financial assets not carried at fair value	1,155,954	1,137,348
FINANCIAL LIABILITIES
Deposits	1,181,963	1,218,552
Securitization liabilities at amortized cost	14,296	14,366
Subordinated notes and debentures	11,194	10,853
Total financial liabilities not carried at fair value	1,207,453	1,243,771
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	244,410	244,523
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 75,264	$ 81,913